SCHEDULE II - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
SCHEDULE II - Condensed Financial Information Of Registrant
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2016	2015	2014
Revenues
Dividends from subsidiaries	$375.5	$852.5	$1,000.2
Undistributed income (loss) from subsidiaries	741.9	500.0	358.3
Equity in net income of subsidiaries*	1,117.4	1,352.5	1,358.5
Intercompany investment income*	5.5	3.9	2.4
Gains (losses) on extinguishment of debt	1.6	(0.9)	(4.8)
Total revenues	1,124.5	1,355.5	1,356.1
Expenses
Interest expense	140.4	136.1	120.2
Deferred compensation[1]	5.3	5.3	2.8
Other operating costs and expenses	4.2	5.4	4.4
Total expenses	149.9	146.8	127.4
Income before income taxes	974.6	1,208.7	1,228.7
Benefit for income taxes	56.4	58.9	52.3
Net income attributable to Progressive	1,031.0	1,267.6	1,281.0
Other comprehensive income (loss)	133.0	(222.7)	71.4
Comprehensive income attributable to Progressive	$1,164.0	$1,044.9	$1,352.4

* Eliminated in consolidation.

[1] See Note 4 – Employee Benefit Plans in these condensed financial statements.
See notes to condensed financial statements.
CONDENSED BALANCE SHEETS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	December 31,
	2016	2015
Assets
Investment in affiliate	$5.0	$5.0
Investment in subsidiaries*	10,280.9	9,192.3
Receivable from investment subsidiary*	1,121.9	1,200.5
Intercompany receivable*	443.3	406.0
Net deferred income taxes	97.1	90.6
Other assets	137.3	124.8
Total assets	$12,085.5	$11,019.2
Liabilities and Shareholders’ Equity
Accounts payable, accrued expenses, and other liabilities	$228.4	$202.7
Dividend payable	395.4	519.2
Debt	3,020.9	2,543.0
Total liabilities	3,644.7	3,264.9
Redeemable noncontrolling interest (NCI)	483.7	464.9
Shareholders' Equity
Common shares, $1.00 par value (authorized 900.0; issued 797.5 and 797.6 including treasury shares of 217.6 and 214.0)	579.9	583.6
Paid-in capital	1,303.4	1,218.8
Retained earnings	5,140.4	4,686.6
Total accumulated other comprehensive income attributable to Progressive	933.4	800.4
Total shareholders’ equity	7,957.1	7,289.4
Total liabilities, redeemable NCI, and shareholders’ equity	$12,085.5	$11,019.2

*Eliminated in consolidation.
See notes to condensed financial statements.
CONDENSED STATEMENTS OF CASH FLOWS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2016	2015	2014
Cash Flows From Operating Activities:
Net income attributable to Progressive	$1,031.0	$1,267.6	$1,281.0
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries	(741.9)	(500.0)	(358.3)
Amortization of equity-based compensation	2.2	2.4	2.2
(Gains) losses on extinguishment of debt	(1.6)	0.9	4.8
Changes in:
Intercompany receivable	(37.3)	7.0	(105.4)
Accounts payable, accrued expenses, and other liabilities	24.2	(46.2)	18.2
Income taxes	(5.0)	12.3	61.1
Other, net	(13.3)	(3.1)	0.4
Net cash provided by operating activities	258.3	740.9	904.0
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(112.0)	(40.2)	(21.1)
Acquisition of ARX	0	(890.1)	0
(Paid to) received from investment subsidiary	78.6	409.1	(29.1)
Net cash used in investing activities	(33.4)	(521.2)	(50.2)
Cash Flows From Financing Activities:
Tax benefit from vesting of equity-based compensation	9.2	16.8	12.8
Net proceeds from debt issuance	495.6	394.9	346.3
Reacquisitions of debt	(18.2)	(19.3)	(48.9)
Dividends paid to shareholders	(519.0)	(403.6)	(892.6)
Acquisition of treasury shares	(192.5)	(208.5)	(271.4)
Net cash used in financing activities	(224.9)	(219.7)	(853.8)
Change in cash	0	0	0
Cash, beginning of year	0	0	0
Cash, end of year	$0	$0	$0
See notes to condensed financial statements.
NOTES TO CONDENSED FINANCIAL STATEMENTS
The accompanying condensed financial statements of The Progressive Corporation (parent company) should be read in conjunction with the consolidated financial statements and notes thereto in the Annual Report to Shareholders of The Progressive Corporation and its subsidiaries, which is included as Exhibit 13 to this Form 10-K.
Note 1. Statements of Cash Flows — For the purpose of the Statements of Cash Flows, cash includes only bank demand deposits. The Progressive Corporation does not hold any cash but has unrestricted access to funds maintained in a non-insurance, investment subsidiary to meet its holding company obligations; at both year-end 2016 and 2015, $1.3 billion of marketable securities were available in this subsidiary. Non-cash activity includes declared but unpaid dividends, the transfer of the previous 5% ownership interest in ARX to The Progressive Corporation from an investment subsidiary in 2015, and the change in redemption value of the redeemable NCI. For the years ended December 31, The Progressive Corporation paid the following:

(millions)	2016	2015	2014
Income taxes	$450.2	$625.0	$515.0
Interest	134.2	128.2	116.0
Note 2. Income Taxes — The Progressive Corporation files a consolidated federal income tax return with all eligible subsidiaries and acts as an agent for the consolidated tax group when making payments to the Internal Revenue Service. Since The Progressive Corporation owns less than 80% of ARX's outstanding stock, ARX and its subsidiaries are not eligible to file on a consolidated basis with The Progressive Corporation. The Progressive Corporation consolidated group’s net income taxes currently payable/recoverable are included in other liabilities/assets, respectively, in the accompanying Condensed Balance Sheets based on the balance at the end of the year. The Progressive Corporation and its eligible subsidiaries have adopted, pursuant to a written agreement, a method of allocating consolidated federal income taxes. Amounts allocated to the eligible subsidiaries under the written agreement are included in “Intercompany Receivable” in the accompanying Condensed Balance Sheets.
Note 3. Debt — The information relating to debt is incorporated by reference from Note 4 – Debt in our Annual Report.
Note 4. Employee Benefit Plans — The information relating to incentive compensation plans and deferred compensation is incorporated by reference from Note 9 – Employee Benefit Plans in our Annual Report.
Note 5. Other Comprehensive Income — On the condensed Statements of Comprehensive Income, other comprehensive income represents activity of the subsidiaries of The Progressive Corporation and includes net unrealized gains (losses) on securities, net unrealized gains on forecasted transactions, and foreign currency translation adjustments.
Note 6. Dividends — The information relating to our dividend policy is incorporated by reference from Note 14 – Dividends in our Annual Report.